Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment consist of the following at:
	December 31, 2014	December 31, 2013

Furniture and equipment	$11,901	$-
Less accumulated depreciation	(280)	-
	$11,621	$-